Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND	December 31, 2020 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 100.0%
FlexShares® Credit-Scored US Corporate Bond Index Fund(1)	298,997	$16,406
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(1)	81,272	5,110
FlexShares® Disciplined Duration MBS Index Fund(1)	295,672	7,114
FlexShares® Global Quality Real Estate Index Fund(1)	42,445	2,443
FlexShares® High Yield Value-Scored Bond Index Fund(1)	219,120	10,763
FlexShares® International Quality Dividend Index Fund(1)	260,072	6,283
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund(1)	189,987	12,539
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	133,305	7,753
FlexShares® Morningstar Global Upstream Natural Resources Index Fund(1)	81,779	2,661
FlexShares® Morningstar US Market Factor Tilt Index Fund(1)	106,346	15,393
FlexShares® Quality Dividend Index Fund(1)	155,819	7,704
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	91,350	4,911
Flexshares® US Quality Low Volatility Index Fund(1)	217,849	9,923
iShares 10+ Year Investment Grade Corporate Bond ETF	20,858	1,523
iShares 20+ Year Treasury Bond ETF	6,420	1,013
iShares 3-7 Year Treasury Bond ETF	11,238	1,494
iShares 7-10 Year Treasury Bond ETF	10,472	1,256
iShares MBS ETF	54,889	6,045
Northern Institutional Funds - U.S. Government Portfolio (Shares), 0.00%(1) (2)	815,290	815
Total Investment Companies
(Cost $109,004)		121,149

Total Investments – 100.0%
(Cost $109,004)		121,149
Other Assets less Liabilities – 0.0%		31
NET ASSETS – 100.0%		$121,180

(1)	Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Institutional Funds and FlexShares Trust.
(2)	7-day current yield as of December 31, 2020 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities
Percentages shown are based on Net Assets.
At December 31, 2020, the asset class weightings for the Fund were:
ASSET CLASS	WEIGHT	INVESTMENT VEHICLE
U.S. Equity	12.7%	FlexShares® Morningstar US Market Factor Tilt Index Fund
U.S. Equity	8.2	FlexShares® US Quality Low Volatility Index Fund
U.S. Equity	6.4	FlexShares® Quality Dividend Index Fund
Non U.S. Equity - Developed	10.3	FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund
Non U.S. Equity - Developed	5.2	FlexShares® International Quality Dividend Index Fund
Non U.S. Equity - Emerging Markets	6.4	FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Global Real Estate	2.0	FlexShares® Global Quality Real Estate Index Fund
U.S. Bonds - High Yield	8.9	FlexShares® High Yield Value-Scored Bond Index Fund
U.S. Bonds - Investment Grade	13.5	FlexShares® Credit-Scored US Corporate Bond Index Fund
U.S. Bonds - Investment Grade	5.9	FlexShares® Disciplined Duration MBS Index Fund
U.S. Bonds - Investment Grade	5.0	iShares MBS ETF
U.S. Bonds - Investment Grade	4.2	FlexShares® Credit-Scored US Long Corporate Bond Index Fund
U.S. Bonds - Investment Grade	1.3	iShares 10+ Year Investment Grade Corporate Bond ETF
U.S. Bonds - Investment Grade	1.2	iShares 3-7 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	1.0	iShares 7-10 Year Treasury Bond ETF
U.S. Bonds - Investment Grade	0.8	iShares 20+ Year Treasury Bond ETF
Global Infrastructure	4.1	FlexShares® STOXX® Global Broad Infrastructure Index Fund
Commodities/Natural Resources	2.2	FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Cash	0.7	Northern Institutional Funds - U.S. Government Portfolio (Shares)
Total	100.0%

NORTHERN FUNDS QUARTERLY REPORT     1    GLOBAL TACTICAL ASSET ALLOCATION FUND

Schedule of Investments
GLOBAL TACTICAL ASSET ALLOCATION FUND continued	December 31, 2020 (UNAUDITED)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of December 31, 2020:
INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investment Companies	$121,149	$—	$—	$121,149

Transactions in affiliated investments for the nine months ended December 31, 2020, were as follows:
AFFILIATE	VALUE, BEGINNING OF PERIOD (000S)	PURCHASES (000S)	SALES PROCEEDS (000S)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000S)	NET REALIZED GAINS (LOSSES) (000S)	DIVIDEND INCOME (000S)	VALUE, END OF PERIOD (000S)	SHARES, END OF PERIOD
FlexShares® Credit-Scored US Corporate Bond Index Fund	$7,503	$9,300	$1,069	$620	$52	$407	$16,406	298,997
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	1,873	3,310	386	295	18	277	5,110	81,272
FlexShares® Disciplined Duration MBS Index Fund	2,848	4,696	463	34	(1)	125	7,114	295,672
FlexShares® Global Quality Real Estate Index Fund	4,862	77	3,098	1,166	(564)	48	2,443	42,445
FlexShares® High Yield Value-Scored Bond Index Fund	6,985	2,652	493	1,661	(42)	533	10,763	219,120
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund	—	2,247	2,328	—	81	10	—	—
FlexShares® International Quality Dividend Index Fund	5,137	—	649	1,838	(43)	161	6,283	260,072
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund	9,335	825	1,437	4,000	(184)	215	12,539	189,987
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund	1,956	4,334	243	1,690	16	91	7,753	133,305
FlexShares® Morningstar Global Upstream Natural Resources Index Fund	3,032	121	1,664	1,108	64	60	2,661	81,779
FlexShares® Morningstar US Market Factor Tilt Index Fund	22,050	—	14,543	3,852	4,034	194	15,393	106,346
FlexShares® Quality Dividend Index Fund	7,616	—	2,359	2,189	258	148	7,704	155,819
FlexShares® Ready Access Variable Income Fund	—	2,314	2,331	—	17	11	—	—
FlexShares® STOXX® Global Broad Infrastructure Index Fund	4,187	—	270	998	(4)	90	4,911	91,350
FlexShares® US Quality Low Volatility Index Fund	2,094	7,001	733	1,607	(46)	86	9,923	217,849
Northern Institutional Funds - U.S. Government Portfolio (Shares)	150	45,084	44,419	—	—	—	815	815,290
Total	$79,628	$81,961	$76,485	$21,058	$3,656	$2,456	$109,818	2,989,303
GLOBAL TACTICAL ASSET ALLOCATION FUND    2    NORTHERN FUNDS QUARTERLY REPORT